SEGMENTED INFORMATION (Details - Financial information) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Segment Reporting [Line Items]
Revenue	$ 2,977	$ 5,977
Cost of revenue	(2,350)	(303,987)
Gross loss	627	(298,010)
Other income	58,524	4,039
General and administrative expenses	(164,011)	(200,020)
Net loss before taxation	(104,860)	(512,137)
Total assets	31,122	253,886	$ 18,236
Research and development expenses	0	(18,146)
Depreciation	(98)	(5,636)
VIRGIN ISLANDS, BRITISH
Segment Reporting [Line Items]
Revenue	0	0
Cost of revenue	0	0
Net loss before taxation	(16,545)	(56,222)
Total assets	0	0
Depreciation	0	0
BANGLADESH
Segment Reporting [Line Items]
Revenue	0	0
Cost of revenue	0	0
Net loss before taxation	(9)	(1)
Total assets	2,385	2,486
Depreciation	0	0
MALAYSIA
Segment Reporting [Line Items]
Revenue	2,977	5,977
Cost of revenue	(2,350)	(303,987)
Net loss before taxation	(88,306)	(455,914)
Total assets	28,737	251,400
Depreciation	(98)	(5,636)
Investment Holding [Member]
Segment Reporting [Line Items]
Revenue	0	0
Cost of revenue	0	0
Gross loss	0	0
Other income	0	0
General and administrative expenses	(16,545)	(56,222)
Net loss before taxation	(16,545)	(56,222)
Total assets	0	0
Research and development expenses		0
IT [Member]
Segment Reporting [Line Items]
Revenue	2,977	5,977
Cost of revenue	(2,350)	(303,987)
Gross loss	627	(298,010)
Other income	58,524	4,039
General and administrative expenses	(147,466)	(143,798)
Net loss before taxation	(88,315)	(455,915)
Total assets	$ 31,122	253,886
Research and development expenses		$ (18,146)